Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2014
Registrant Name	dei_EntityRegistrantName	LOOMIS SAYLES FUNDS II
Central Index Key	dei_EntityCentralIndexKey	0000872649
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 29, 2015
Document Effective Date	dei_DocumentEffectiveDate	Jun. 30, 2015
Prospectus Date	rr_ProspectusDate	Jun. 30, 2015